Project debt (Tables)	12 Months Ended
Dec. 31, 2023
Project debt [Abstract]
Project debt
The variations in 2023 of project debt have been the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2022	4,226,518	326,534	4,553,052
Nominal increase	213,232	-	213,232
Nominal repayment	(4,768)	(513,576)	(518,344)
Interest payment	-	(227,145)	(227,145)
Total cash changes	208,464	(740,721)	(532,257)
Interest accrued	-	227,418	227,418
Currency translation differences	28,808	7,150	35,958
Other non-cash changes	35,024	65	35,089
Reclassifications	(566,941)	566,941	-
Total non-cash changes	(503,109)	801,574	298,465
Balance as of December 31, 2023	3,931,873	387,387	4,319,260

The variations in 2022 of project debt were the following:

	Project debt - long term	Project debt - short term	Total
Balance as of December 31, 2021	4,387,674	648,519	5,036,193
Nominal repayment	(73,478)	(310,629)	(384,107)
Interest payment	-	(232,855)	(232,855)
Total cash changes	(73,478)	(543,484)	(616,962)
Interest accrued	-	230,237	230,237
Business combination (Note 5)	1,301	148	1,449
Currency translation differences	(119,068)	(18,040)	(137,108)
Other non-cash changes	39,161	82	39,243
Reclassifications	(9,072)	9,072	-
Total non-cash changes	(87,678)	221,499	133,821
Balance as of December 31, 2022	4,226,518	326,534	4,553,052

Repayment schedule for project debt
The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2023, and assuming there would be no acceleration at the Chile PV 1 and Chile PV 2 debts as of December 31, 2023, is as follows and is consistent with the projected cash flows of the related projects:

2024		2025	2026	2027	2028	Subsequent years	Total
Interest payment	Nominal repayment
15,215	305,087	325,303	352,495	499,968	464,648	2,356,544	4,319,260

The repayment schedule for project debt in accordance with the financing arrangements was as follows and was consistent with the projected cash flows of the related projects:

2023		2024	2025	2026	2027	Subsequent years	Total
Interest payment	Nominal repayment
15,053	311,481	323,731	442,920	358,444	504,954	2,596,469	4,553,052

Foreign currency-denominated project debt
The equivalent in U.S. dollars of the foreign currency-denominated project debts held by the Company is as follows:

	Balance as of December 31,
Currency	2023	2022
Euro	1,571,369	1,633,790
South African Rand	233,854	277,492
Algerian Dinar	76,277	86,739
Total	1,881,500	1,998,021